Earnings Per Share - Additional information (Detail) - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Earnings per share [line items]
Ordinary shares issuable on conversion of convertible notes excluded from the diluted weighted average number of ordinary shares calculation	5,934,810		5,934,810
Employees share based awards were excluded from the diluted weighted average number of ordinary shares calculation	1,772,472	1,945,409	1,206,485
Conversion of convertible notes due 2028 [member]
Earnings per share [line items]
Ordinary shares issuable on conversion of convertible notes excluded from the diluted weighted average number of ordinary shares calculation		5,934,810
Conversion of convertible notes due 2030 [member]
Earnings per share [line items]
Ordinary shares issuable on conversion of convertible notes excluded from the diluted weighted average number of ordinary shares calculation	9,160,437